Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Deferred Tax Liabilities [Abstract]
Balance at beginning	RM 6,466,803	$ 1,534,236	RM 7,237,031	RM 7,237,031
Recognized in profit or loss	382,375		RM 950,839	(770,228)
Balance at ending	RM 6,849,178	$ 1,684,915		RM 6,466,803